Fair Value Measurements (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Earnout liability	$ 5,133,428	$ 0
Senior Secured Convertible Promissory Notes	2,825,366	$ 0
Warrant liability (Public Warrants)	64,642,800,000
Warrant liability (Private Warrants)	2,155,700,000
Total liabilities measured at fair value	862,677,900,000
Fair Value Inputs Level 2 [Member]
Earnout liability	0
Senior Secured Convertible Promissory Notes	0
Warrant liability (Public Warrants)	0
Warrant liability (Private Warrants)	2,155,700,000
Total liabilities measured at fair value	2,155,700,000
Fair Value Inputs Level 1 [Member]
Earnout liability	0
Senior Secured Convertible Promissory Notes	0
Warrant liability (Public Warrants)	64,642,800,000
Warrant liability (Private Warrants)	0
Total liabilities measured at fair value	64,642,800,000
Fair Value Inputs Level 3 [Member]
Earnout liability	513,342,800,000
Senior Secured Convertible Promissory Notes	282,536,600,000
Warrant liability (Public Warrants)	0
Warrant liability (Private Warrants)	0
Total liabilities measured at fair value	$ 795,879,400,000